As filed with the Securities and Exchange Commission on July 30, 2008

                                              SECURITIES ACT FILE NO. 333-134551
                                       INVESTMENT COMPANY ACT FILE NO. 811-21906

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
Pre-Effective Amendment No.                                                  |_|
Post Effective Amendment No. 58                                              |X|
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|
                                     Amendment No. 61                        |X|

                        (Check appropriate box or boxes)

                       CLAYMORE EXCHANGE-TRADED FUND TRUST
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                         (Address of Principal Executive
                                    Offices)

                                 (630) 505-3700
                          Registrant's Telephone Number

                              KEVIN ROBINSON, ESQ.
                             CLAYMORE ADVISORS, LLC
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                             CLIFFORD CHANCE US LLP

                               31 WEST 52ND STREET
                            NEW YORK, NEW YORK 10019

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX) _________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________  ON [DATE] PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X____  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________  ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

[CLAYMORE(R) LOGO]

                      Subject to Completion dated [ ], 2008





The information in this Prospectus is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.






                       CLAYMORE EXCHANGE-TRADED FUND TRUST



              CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF



                                   PROSPECTUS






                                    [ ], 2008








The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
                                                                            Page

INTRODUCTION--CLAYMORE EXCHANGE--TRADED FUND TRUST............................1

WHO SHOULD INVEST.............................................................1

TAX-ADVANTAGED PRODUCT STRUCTURE..............................................1


CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF..........................2

SECONDARY INVESTMENT STRATEGIES...............................................8

ADDITIONAL RISK CONSIDERATIONS................................................8

INVESTMENT ADVISORY SERVICES..................................................9

PURCHASE AND REDEMPTION OF SHARES............................................10

HOW TO BUY AND SELL SHARES...................................................11

FREQUENT PURCHASES AND REDEMPTIONS...........................................14

FUND SERVICE PROVIDERS.......................................................15

INDEX PROVIDER...............................................................15

DISCLAIMERS..................................................................15

FEDERAL INCOME TAXATION......................................................16

OTHER INFORMATION............................................................18

FINANCIAL HIGHLIGHTS.........................................................18

FOR MORE INFORMATION.........................................................19



No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, Claymore Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), or the Fund's distributor, Claymore Securities, Inc. This Prospectus does not constitute an offer by the Fund or by the Fund's distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer in such jurisdiction.

INTRODUCTION--CLAYMORE EXCHANGE--TRADED FUND TRUST

     The Claymore Exchange-Traded Fund Trust (the "Trust") is an investment company consisting of 20 separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index. Claymore Advisors, LLC is the investment adviser for the funds (the "Investment Adviser").

     This prospectus relates to one fund of the Trust, the Claymore/S&P Global Dividend Opportunities Index ETF (the "Fund"). Prior to September 30, 2008, the Fund's name was the "Claymore/BBD High Income Index ETF," and the Fund sought to replicate an index called the "Benchmarks by Design High Income Index."

     The Fund's shares (the "Shares") are listed and traded on the American Stock Exchange (the "AMEX"). The Fund's Shares trade at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks of 80,000 Shares, each of which is called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a specified index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUND.

WHO SHOULD INVEST

     The Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Fund may be suitable for long-term investment in the market represented by a specified index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX-ADVANTAGED PRODUCT STRUCTURE

     Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Fund's portfolios that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

              CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF

INVESTMENT OBJECTIVE

     The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the "Dividend Opportunities Index" or the "Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

     The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before fees and expenses, the performance of the Dividend Opportunities Index. The Dividend Opportunities Index consists of 100 common stocks and American depositary receipts ("ADRs") that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P/Citigroup Broad Market Index. As of the date of this prospectus, the countries in the S&P/Citigroup Broad Market Index are Argentina, Australia, Austria, Belgium, Canada, the Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, Iceland, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Philippines, Portugal, Singapore, Spain, South Africa, Sweden, Switzerland, Thailand, Turkey, the United Kingdom and the United States. Potential Index constituents include common stocks and ADRs with market capitalizations greater than $1.5 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large capitalization companies, as defined by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., the Fund's index provider ("S&P" or the "Index Provider"). The Fund will normally invest at least 90% of its total assets in common stocks and ADRs that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

     The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation.

     The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another stock in the Index, purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

INDEX METHODOLOGY

     The Dividend Opportunities Index tracks the performance of common stocks and ADRs listed on the exchanges of the countries included in the S&P/Citigroup Broad Market Index. Derivatives, structured products, over-the-counter listings, mutual funds and exchange-traded funds are excluded from the Index.

The Index methodology employs a yield-driven weighting scheme that weights the highest yielding stocks most heavily subject to constraints that seek to provide diversification across individual stocks, sectors and countries in the manner set forth below. S&P calculates the Index on both a total return and net return basis. The Index is rebalanced semi-annually after the close of the 10th U.S. trading day of January and July, respectively.

INDEX CONSTRUCTION

        1. The universe from which the Index constituents are drawn includes all dividend paying common stocks and ADRs listed on the exchanges of the countries included in the S&P/Citigroup Broad Market Index. Derivatives, structured products, over-the-counter listings, mutual funds and exchange-traded funds are not eligible for inclusion in the Index.

          2. Investability Criteria. The universe is narrowed down to an investable universe based on the following criteria, which for ADRs is determined based on an evaluation of the underlying security:

          [] Stocks must have a minimum total market capitalization U.S. $1.5 billion as of the rebalancing reference date.

          [] Stocks must have a minimum three-month average daily value traded of U.S. $5 million as of the rebalancing reference date.

          [] Stocks must have traded at least 300,000 shares for each of the previous six months preceding the rebalancing reference date.

          [] Stocks must be listed on the exchanges of those countries included in the S&P/Citigroup Broad Market Index.

          3. Stability Criteria. The investable universe of stocks that meet the criteria set forth above, which for ADRs is determined based on an evaluation of the underlying security, is further screened for two stability factors to form the universe from which the Index constituents are ultimately selected:

          [] Based upon an evaluation of a company's current year earnings per share as compared to its earnings per share five years prior, stocks must have a cumulative 5-year earnings growth.

          [] Stocks must be profitable (as measured by positive earning per share before extraordinary items) over the latest 12-month period, as of the reference date.

          4. Constituent Selection. All stocks in the universe that meet all of the above criteria, which for ADRs is determined based on an evaluation of the underlying security, are sorted on the basis of annual dividend yield, excluding special and extraordinary dividends, declared during the prior four quarters. At the time of each rebalance, if an existing constituent is included within the 130 highest yielding stocks, it will remain in the Index. If an existing constituent is not included among the 130 highest yielding stocks, the constituent is removed from the Index and is replaced with the next largest stock that is included within the 100 highest yielding stocks. Index constituents are weighted such that the yield of the Index is maximized by weighting the highest yielding stocks most heavily while meeting the following criteria: no single country or sector can have more than a 25% weight in the Index at each semi-annual rebalancing; total emerging market exposure is limited to a maximum of 10%; total income trust exposure is limited to a maximum of 10%; and no single stock can have a weight of more than 3% in the Index.

PRIMARY INVESTMENT RISKS

     Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

     Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

     Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

     Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

     Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

     Medium-Sized Company Risk. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

     Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

     Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

     Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

     Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FUND PERFORMANCE

     As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

FEES AND EXPENSES OF THE FUND

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (paid directly by Authorized Participants)

Sales charges (loads)....................................................   None
Standard creation/redemption transaction fee per order(1)................$ 3,000
Maximum additional creation/redemption transaction fee per order(1)......$12,000


ANNUAL FUND OPERATING EXPENSES(2)(3) (expenses that are deducted from
Fund assets)

Management Fees.....................................................       0.50%

Distribution and service  (12b-1) fees(4)...........................         - %
Other expenses......................................................       3.86%

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Total annual Fund operating expenses................................       4.36%
Expense Waiver and Reimbursements(5)................................       2.82%
Net Operating Expenses..............................................       1.54%

1. Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $3,000. If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard creation or redemption transaction fee may be charged. See the following discussion of "Creation Transaction Fees and Redemption Transaction Fees."

2. The Fund had not commenced operations as of the date of this Prospectus. The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending May 31, 2009.

3.   Expressed as a percentage of average net assets.

4. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

5. The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement (the "Expense Agreement") in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you may pay when purchasing or selling Shares of the Fund.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has

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a 5% return each year
and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                One Year*       Three Years*      Five Years*       Ten Years*
            --------------     --------------   --------------    -------------
                  $157              $486            $1,458           $3,943


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES


     The Fund issues and redeems Shares at NAV only in large blocks of 80,000 Shares (each block of 80,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $3,000 per transaction. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $3,000 per transaction (see "How to Buy and Sell Shares" later in this Prospectus). APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $34,333, $100,268, $294,663 and $791,589 if the Creation Unit is redeemed after one year, three years, five years and ten years, repectively.*

     If a Creation Unit is purchased or redeemed for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

     The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

     * The costs for the one-year and three-year examples reflect the Expense Cap that is in effect until December 31, 2011, as set forth in the footnotes to the fee table. The costs for the five-year and ten-year examples do not reflect the Expense Cap after such date.

                         SECONDARY INVESTMENT STRATEGIES

     The Fund will at all times invest at least 90% of its total assets in component securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index), forward foreign currency exchange contracts and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Fund in seeking performance that corresponds to its Index, and in managing cash flows. The Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Investment Adviser anticipates that it may take approximately three business days (i.e., each day the AMEX is open) for additions and deletions to the Fund's Index to be reflected in the portfolio composition of the Fund.

     The Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

     The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

     The policies described herein constitute non-fundamental policies that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain other fundamental policies of the Fund are set forth in the Statement of Additional Information under "Investment Restrictions."

                         ADDITIONAL RISK CONSIDERATIONS

     In addition to the risks described previously, there are certain other risks related to investing in the Fund.

     Trading Issues. Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

     Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the AMEX. The Investment Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time.

     However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

     Securities Lending. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

     Leverage. To the extent that the Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's portfolio securities.

     These risks are described further in the Statement of Additional
Information.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

     Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group Inc., acts as the Fund's investment adviser pursuant to an advisory agreement with the Trust (the "Advisory Agreement"). The Investment Adviser is a Delaware limited liability company with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. As of April 30, 2008, Claymore entities have provided supervisory, management, servicing or distribution services on approximately $18.2 billion in assets. Claymore currently offers closed-end funds, unit investment trusts and exchange-traded funds. Pursuant to the Advisory Agreement, the Investment Adviser manages the investment and reinvestment of the Fund's assets and administers the affairs of the Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies.

     Pursuant to the Advisory Agreement, the Fund pays the Investment Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.50% of the Fund's average daily net assets. From time to time, the Investment Adviser may waive all or a portion of its fee.

     In addition to advisory fees, the Fund pays all other costs and expenses of its operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of Trustees (other than those who are affiliated persons of the Investment Adviser) and all other ordinary business expenses not specifically assumed by the Investment Adviser.

     The Fund's Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2011. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into an Expense Agreement in which the Investment Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above). For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

APPROVAL OF ADVISORY AGREEMENT

     A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement will be available in the Fund's semi-annual report to shareholders for the period ending November 30, 2008.

PORTFOLIO MANAGEMENT

     The portfolio manager who is currently responsible for the day-to-day management of the Fund's portfolio is Chuck Craig, CFA. Mr. Craig has managed the Fund's portfolio since its inception. Mr. Craig is a Managing Director, Research and Development, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

     The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Fund.

                        PURCHASE AND REDEMPTION OF SHARES

GENERAL

     The Shares will be issued or redeemed by the Fund at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

     Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Fund will trade on the AMEX at prices that may differ to varying degrees from the daily NAV of the Shares. Given that the Fund's Shares can be issued and redeemed in Creation Units, the Investment Adviser believes that large discounts and premiums to NAV should not be sustained for long. The Fund trades under the AMEX symbol [ ].

     Share prices are reported in dollars and cents per Share.

     Investors may acquire Shares directly from the Fund, and shareholders may tender their Shares for redemption directly to the Fund, only in Creation Units of [ ] Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

BOOK ENTRY

     Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

     Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

                           HOW TO BUY AND SELL SHARES

PRICING FUND SHARES

     The trading price of the Fund's shares on the AMEX may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

     The AMEX disseminates the approximate value of Shares of the Fund every fifteen seconds. The approximate value calculations are based on local closing prices and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and the Fund does not make any warranty as to its accuracy.

     The net asset value per Share for the Fund is determined once daily as of the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. NAV per Share is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

     Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

     Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund's net asset value is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its Shares.

CREATION UNITS

     Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement with the distributor and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

HOW TO BUY SHARES

     In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." For those Authorized Participants that are not eligible for trading a Deposit Security, custom orders are available. The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. In the case of custom orders, cash-in-lieu may be added to the Cash Component to replace any Deposit Securities that the Authorized Participant may not be eligible to trade.

     Orders must be placed in proper form by or through a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All standard orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the distributor in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than one hour prior to Closing Time in order to receive that day's closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

     A fixed creation transaction fee of $3,000 per transaction (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

     Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS

     An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

REDEMPTION OF SHARES

     Shares may be redeemed only in Creation Units at their NAV and only on a day the AMEX is open for business. The Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

     An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (normally 4:00 p.m. Eastern time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

     A fixed redemption transaction fee of $3,000 per transaction (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust to the extent that redemptions are for cash. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, the Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

DISTRIBUTIONS

     Dividends and Capital Gains. Fund shareholders are entitled to their share of the Fund's income and net realized gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as "distributions."

     The Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

     Income dividends, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. Some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

     Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

DISTRIBUTION PLAN AND SERVICE PLAN

     The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

     No 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the FINRA. The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Fund.

                       FREQUENT PURCHASES AND REDEMPTIONS

     The Fund imposes no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Fund's shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at NAV for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Fund's shareholders or (b) any attempts to market time the Fund by its shareholders would result in negative impact to the Fund or its shareholders.

                             FUND SERVICE PROVIDERS

     Claymore Advisors, LLC is the administrator of the Fund.

     The Bank of New York Mellon is the custodian and fund accounting and transfer agent for the Fund.

     Clifford Chance US LLP serves as counsel to the Fund.

     [ ] serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

                                 INDEX PROVIDER

     S&P is the Index Provider for the Claymore/S&P Global Dividend Opportunities Index ETF. S&P is not affiliated with the Trust, the Investment Adviser or the distributor. The Investment Adviser has entered into a license agreement with S&P to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Investment Adviser.

                                   DISCLAIMERS

     The "S&P Global Dividend Opportunities Index" is a trademark of S&P and has been licensed for use by the Investment Adviser. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in Shares of the Fund.

     The Claymore/S&P Global Dividend Opportunities Index ETF and its Shares are not sponsored, endorsed, sold or promoted by Standard & Poor's and its affiliates ("S&P"). S&P makes no representation, condition or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. S&P's only relationship to the Investment Adviser is the licensing of certain trademarks and trade names of S&P and of the Index, which is determined, composed and calculated by S&P without regard to the Investment Adviser or the Fund. S&P has no obligation to take the needs of the Investment Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the Index. S&P is not responsible for and has not participated in the determination of the prices of the Shares of the Fund or the timing of the issuance or sale of such Shares or in the determination or calculation of the equation by which the Shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Fund or its Shares.

     S&P and the Investment Adviser do not guarantee the accuracy and/or the completeness of the Index or any data included therein, and S&P and the Investment Adviser shall have no liability for any errors, omissions or interruptions therein. S&P and the Investment Adviser make no warranty, condition or representation express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. S&P and the Investment Adviser make no express or implied warranties, representations or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P or the Investment Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index or any data included therein even if notified of the possibility of such damages.

                             FEDERAL INCOME TAXATION

     As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

     Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

     o    The Fund makes distributions,

     o    You sell your Shares listed on the AMEX, and

     o    You purchase or redeem Creation Units.

TAXES ON DISTRIBUTIONS

     Dividends from net investment income, if any, are declared and paid quarterly. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends paid out of the Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

     Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years some ordinary dividends declared and paid by the Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

     Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

     Since more than 50% of the Fund's total assets at the end of its taxable year will consist of foreign stock or securities, the Fund intends to elect to "pass through" to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, as an additional dividend, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain limitations, the investor's pro rata share of the Fund's foreign income taxes.

     If you are not a citizen or permanent resident of the United States, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. The Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that is received by a nonresident alien or foreign entity, which generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning before January 1, 2008. Prospective investors are urged to consult their tax advisors concerning the applicability of the U.S. withholding tax.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. By law, the Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individual is currently 28%.

TAXES ON EXCHANGE-LISTED SHARES SALES

     Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

     An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

     Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

     If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

     The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

                                OTHER INFORMATION

     For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

     A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

     [To be provided]

                          PREMIUM/DISCOUNT INFORMATION

     [To be provided]

                            TOTAL RETURN INFORMATION

     [To be provided]

                              FOR MORE INFORMATION

EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS

         o      Call your broker
         o      www.claymore.com

DEALERS

         o      www.claymore.com
         o      Distributor Telephone:  (888) 949-3837


Investment Adviser

     Claymore Advisors, LLC
     2455 Corporate West Drive
     Lisle, Illinois 60532
Distributor

     Claymore Securities, Inc.
     2455 Corporate West Drive
     Lisle, Illinois 60532

Custodian                          Transfer Agent

     The Bank of New York Mellon       The Bank of New York Mellon
     101 Barclay Street                101 Barclay Street
     New York, New York 10286          New York, New York 10286

Legal Counsel                      Independent Registered Public Accounting Firm

     Clifford Chance US LLP
     31 West 52nd Street
     New York, New York 10019

[CLAYMORE(R) LOGO]

     A Statement of Additional Information dated [________], which contains more details about the Fund, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

     You will find additional information about the Fund in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting the Fund's performance during its last fiscal year.

     You can ask questions or obtain a free copy of the Fund's shareholder reports or the Statement of Additional Information by calling 1-888-949-3837. Free copies of the Fund's shareholder reports and the Statement of Additional Information are available from our website at www.claymore.com.

     Information about the Fund, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-5850. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.


                                   PROSPECTUS

Distributor
Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, Illinois 60532


                                    [ ], 2008




Investment Company Act File No. 811-21906.

                              SUBJECT TO COMPLETION

         PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED [ ], 2008

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THE TRUST MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                    INVESTMENT COMPANY ACT FILE NO. 811-21906

                       CLAYMORE EXCHANGE-TRADED FUND TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                  DATED , 2008

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated , 2008 for the Claymore/S&P Global Dividend Opportunities Index ETF, a series of the Claymore Exchange-Traded Fund Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Claymore Securities, Inc., or by calling toll free 1-888-949-3837.

Table of Contents

                                                                      Page

GENERAL DESCRIPTION OF THE TRUST AND THE FUND............................3


EXCHANGE LISTING AND TRADING.............................................3


INVESTMENT RESTRICTIONS AND POLICIES.....................................4


INVESTMENT POLICIES AND RISKS............................................5


GENERAL CONSIDERATIONS AND RISKS.........................................9


MANAGEMENT..............................................................12


BROKERAGE TRANSACTIONS..................................................20


ADDITIONAL INFORMATION CONCERNING THE TRUST.............................22


CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS...................25


TAXES...................................................................32


FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS..................37


DETERMINATION OF NAV....................................................39


DIVIDENDS AND DISTRIBUTIONS.............................................39


MISCELLANEOUS INFORMATION...............................................40


FINANCIAL STATEMENTS....................................................40

                  GENERAL DESCRIPTION OF THE TRUST AND THE FUND

         The Trust was organized as a Delaware statutory trust on May 24, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of 20 investment portfolios. This Statement of Additional Information relates to the following investment portfolio: the Claymore/S&P Global Dividend Opportunities Index ETF (the "Fund"). The Claymore/S&P Global Dividend Opportunities Index ETF is based on an underlying index (the "Underlying Index") of U.S. and non-U.S. securities. The Fund is "non-diversified" and, as such, the Fund's investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Fund are referred to herein as "Shares" or "Fund Shares." Prior to September 30, 2008, the Fund's name was the "Claymore/BBD High Income Index ETF," and the Fund sought to replicate an index called the "Benchmarks by Design High Income Index."

         The Fund is managed by Claymore Advisors, LLC ("Claymore Advisors" or the "Investment Adviser").

         The Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Fund anticipates that its Shares will be listed on the American Stock Exchange (the "AMEX"). Fund Shares will trade on the AMEX at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of [ ] Shares. In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of the Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indices is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of the Fund from listing and trading upon termination of such Fund.

         As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

                      INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVES

         The investment objective of the Claymore/S&P Global Dividend Opportunities Index ETF is to provide investment results that correspond generally to the performance (before the Fund's fees and expenses) of an equity index called the "S&P Global Dividend Opportunities Index."

INVESTMENT RESTRICTIONS

         The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Fund's respective investment restrictions, numbered (1) through (7) below. The Fund, as a fundamental policy, may not:

         (1) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (2) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

         (3) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

         (4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

         (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

         (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

         (7) Issue senior securities, except as permitted under the 1940 Act.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

         The foregoing fundamental investment policies cannot be changed as to the Fund without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

         In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed at any time by the Board of Trustees without shareholder approval. The Fund may not:

         (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

         (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

         (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

         (4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

         (5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

         The investment objective of the Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

                          INVESTMENT POLICIES AND RISKS

         Loans of Portfolio Securities. The Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of the Fund's total assets.

         Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

         Repurchase Agreements. The Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Investment Adviser will monitor the continued creditworthiness of Qualified Institutions.

         The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

         The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Investment Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

         Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as determined by the Investment Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

         Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

         Real Estate Investment Trusts ("REITs"). The Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

         Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

         Currency Transactions. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

         A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

         Futures and Options. The Fund may utilize exchange-traded futures and options contracts and swap agreements.

         Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

         Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

         The Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Under such circumstances, the Investment Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

         An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

         The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Investment Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which the Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Fund's Prospectus and this Statement of Additional Information.

         Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

         The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

         The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

                        GENERAL CONSIDERATIONS AND RISKS

         A discussion of the risks associated with an investment in the Fund is contained in the Prospectus in the "Principal Risks of Investing in the Fund" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

         An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

         An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

         The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

         Risks of Currency Transactions. Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If the Fund utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of its Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

         Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

         Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying futures contracts it has sold.

         The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

         Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Investment Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

         Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

         Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

         Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). The Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

                                   MANAGEMENT

         Trustees and Officers

         The general supervision of the duties performed by the Investment Adviser for the Fund under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has four Trustees. Three Trustees have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other Trustee (the "Management Trustee") is affiliated with the Investment Adviser.

         The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's 20 portfolios, 11 separate portfolios of Claymore Exchange-Traded Fund Trust 2 and 16 closed-end management investment companies.


                                                  TERM OF                               NUMBER OF
                                                 OFFICE AND                           PORTFOLIOS IN
                                   POSITION(S)   LENGTH OF          PRINCIPAL          FUND COMPLEX          OTHER
     NAME, ADDRESS AND AGE OF      HELD WITH       TIME        OCCUPATION DURING        OVERSEEN BY    DIRECTORSHIPS HELD
      INDEPENDENT TRUSTEES*           TRUST       SERVED**        PAST 5 YEARS           TRUSTEES         BY TRUSTEES
--------------------------------------------------------------------------------------------------------------------------

Randall C. Barnes                  Trustee      Since 2006   Private Investor.              43        None.
Year of Birth: 1951                                          Formerly, Senior Vice
                                                             President, Treasurer
                                                             (1993-1997),
                                                             President, Pizza Hut
                                                             International
                                                             (1991-1993) and Senior
                                                             Vice President,
                                                             Strategic Planning and
                                                             New Business
                                                             Development
                                                             (1987-1990) of
                                                             PepsiCo, Inc.
                                                             (1987-1997).
Ronald E. Toupin, Jr.              Trustee      Since 2006   Retired.  Formerly             43        None.
Year of Birth: 1958                                          Vice President,
                                                             Manager and
                                                             Portfolio Manager
                                                             of Nuveen Asset
                                                             Management
                                                             (1998-1999), Vice
                                                             President of Nuveen
                                                             Investment Advisory
                                                             Corporation
                                                             (1993-1999), Vice
                                                             President and
                                                             Manager of Nuveen
                                                             Unit Investment
                                                             Trusts (1991-1999),
                                                             and Assistant Vice
                                                             President and
                                                             Portfolio Manager
                                                             of Nuveen Unit
                                                             Investment Trusts
                                                             (1988-1999), each
                                                             of John Nuveen &
                                                             Company, Inc.
                                                             (1982-1999).

Ronald A. Nyberg                   Trustee      Since 2006   Partner of Nyberg &            46        None.
Year of Birth: 1953                                          Cassioppi, LLC, a law
                                                             firm specializing in
                                                             Corporate Law, Estate
                                                             Planning and Business
                                                             Transactions
                                                             (2000-present).
                                                             Formerly, Executive
                                                             Vice President,
                                                             General Counsel, and
                                                             Corporate Secretary of
                                                             Van Kampen Investments
                                                             (1982-1999).


         *The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.

         **This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

         The Trustee who is affiliated with the Investment Adviser or affiliates of the Investment Adviser and executive officers of the Trust, his term of office and length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                                                                 NUMBER OF
                                             TERM OF                            PORTFOLIOS
                                            OFFICE AND                            IN FUND
                             POSITION(S)      LENGTH           PRINCIPAL          COMPLEX
 NAME, ADDRESS AND AGE OF     HELD WITH      OF TIME     OCCUPATION(S) DURING    OVERSEEN   OTHER DIRECTORSHIPS
   MANAGEMENT TRUSTEES*         TRUST        SERVED**        PAST 5 YEARS       BY TRUSTEES   HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------

Nicholas Dalmaso***         Trustee; and   Trustee      Attorney. Formerly,         46      None
Year of birth: 1965         Chief Legal    since 2006   Senior Managing
                            and Executive               Director and Chief
                            Officer                     Administrative Officer

                                                        (2007-2008) and General
                                                        Counsel (2001-2007) of
                                                        Claymore Advisors, LLC
                                                        and Claymore Securities,
                                                        Inc., President and
                                                        Secretary of Claymore
                                                        Investments, Inc.
                                                        (2004-2008). Formerly,
                                                        Assistant General
                                                        Counsel, John Nuveen and
                                                        Company (1999-2001).
                                                        Formerly Vice President
                                                        and Associate General
                                                        Counsel of Van Kampen
                                                        Investments (1992-1999).

----------------------
* The business address of each Trustee is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.

** This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

*** Mr. Dalmaso is an interested person of the Trust because of his former position as an officer of the Investment Adviser and certain of its affiliates and his equity ownership of the Adviser and certain of its affiliates.

NAME, ADDRESS AND AGE OF        POSITION(S)HELD   LENGTH OF TIME
EXECUTIVE OFFICER               WITH TRUST        SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------

J. Thomas Futrell               Chief Executive    Since 2008
Year of birth: 1955             Officer                             Senior Managing Director, Chief Investment
                                                                    Officer (2008-present) of Claymore
                                                                    Advisors, LLC and Claymore Securities,
                                                                    Inc.; Chief Executive Officer of certain
                                                                    funds in the Fund Complex. Formerly,
                                                                    Managing Director in charge of Research
                                                                    (2000-2007) for Nuveen Asset Management.



NAME, ADDRESS AND AGE OF        POSITION(S)HELD   LENGTH OF TIME
EXECUTIVE OFFICER               WITH TRUST        SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------

Kevin M. Robinson               Chief Legal       Since 2008
Year of birth: 1959             Officer                             Senior Managing Director, General Counsel
                                                                    and Corporate Secretary (2007-present) of
                                                                    Claymore Advisors, LLC and Claymore
                                                                    Securities, Inc.; Chief Legal Officer of
                                                                    certain funds in the Fund Complex.
                                                                    Formerly, Associate General Counsel (2000-
                                                                    2007) of NYSE Euronext, Inc. Formerly,
                                                                    Archipelago Holdings, Inc.  Senior Managing
                                                                    Director and Associate General Counsel
                                                                    (1997-2000) of ABN Amro Inc. Formerly,
                                                                    Senior Counsel in the Enforcement Division
                                                                    (1989-1997) of the U.S. Securities and
                                                                    Exchange Commission.

Steven M. Hill                  Chief Financial  Since 2006         Senior Managing Director  (2005-present) and
Year of birth: 1964             Officer, Chief                      Chief   Financial    Officer    (2005-2006),
                                Accounting                          Managing  Director  (2003-2005)  of Claymore
                                Officer and                         Advisors,   LLC  and  Claymore   Securities,
                                Treasurer                           Inc.;   Chief   Financial   Officer,   Chief
                                                                    Accounting Officer and Treasurer of certain
                                                                    funds in the Fund Complex. Formerly,
                                                                    Treasurer of Henderson Global Funds and
                                                                    Operations Manager for Henderson Global
                                                                    Investors (NA) Inc. (2002-2003); Managing
                                                                    Director, FrontPoint Partners LLC
                                                                    (2001-2002); Vice President, Nuveen
                                                                    Investments (1999-2001); Chief Financial
                                                                    Officer, Skyline Asset Management LP,
                                                                    (1999); Vice President, Van Kampen
                                                                    Investments and Assistant Treasurer, Van
                                                                    Kampen mutual funds (1989-1999).

Bruce Saxon                     Chief  Compliance Since 2006        Vice President - Fund Compliance  Officer of
Year of birth: 1957             Officer                             Claymore  Securities,  Inc.  (2006-present).
                                                                    Chief Compliance Officer of certain funds in
                                                                    the Fund Complex. Formerly, Chief Compliance
                                                                    Officer/Assistant Secretary of Harris
                                                                    Investment Management, Inc. (2003-2006).
                                                                    Director-Compliance of Harrisdirect LLC
                                                                    (1999-2003).

Melissa J. Nguyen               Secretary         Since 2006        Vice   President   and   Assistant   General
Year of birth: 1978                                                 Counsel   of   Claymore   Securities,   Inc.
                                                                    (2005-present). Secretary of certain funds
                                                                    in the Fund Complex. Formerly, Associate,
                                                                    Vedder, Price, Kaufman & Kammholz, P.C.
                                                                    (2003-2005).

William H. Belden III           Vice President    Since 2006        Managing  Director of  Claymore  Securities,
Year of birth: 1965                                                 Inc.    (2005-present).    Formerly,    Vice
                                                                    President of Product Management at Northern
                                                                    Trust Global Investments (1999-2005); Vice
                                                                    President of Stein Roe & Farnham
                                                                    (1995-1999).

Chuck Craig                     Vice President    Since 2006        Managing   Director   (2006-present),   Vice
Year of birth: 1967                                                 President     (2003-2006)     of    Claymore
                                                                    Securities,  Inc.  Formerly,  Assistant Vice
                                                                    President,  First  Trust  Portfolios,   L.P.
                                                                    (1999-2003);  Analyst, PMA Securities,  Inc.
                                                                    (1996-1999).

James Howley                    Assistant         Since 2006        Vice  President,   Fund   Administration  of
Year of birth: 1972             Treasurer                           Claymore  Securities,  Inc.  (2004-present).
                                                                    Formerly,      Manager,      Mutual     Fund
                                                                    Administration  of Van  Kampen  Investments,
                                                                    Inc.
Mark J.  Furjanic               Assistant         Since 2008
Year of birth: 1959             Treasurer                           Vice President, Fund Administration-Tax
                                                                    (2005-present) of Claymore Advisors, LLC
                                                                    and Claymore Securities, Inc.; Assistant
                                                                    Treasurer of certain funds in the Fund
                                                                    Complex. Formerly, Senior Manager
                                                                    (1999-2005) for Ernst & Young LLP.


NAME, ADDRESS AND AGE OF        POSITION(S)HELD   LENGTH OF TIME
EXECUTIVE OFFICER               WITH TRUST        SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------

Donald P. Swade                 Assistant         Since 2008
Year of birth: 1972             Treasurer                           Vice President, Fund Administration
                                                                    (2006-present) of Claymore Advisors, LLC
                                                                    and Claymore Securities, Inc.; Assistant
                                                                    Treasurer of certain funds in the Fund
                                                                    Complex. Formerly, Manager-Mutual Fund
                                                                    Financial Administration (2003-2006) for
                                                                    Morgan Stanley/Van Kampen Investments.

Mark E. Mathiasen               Assistant         Since 2008        Assistant Vice President;  Assistant General
Year of birth: 1978             Secretary                           Counsel of Claymore  Securities,  Inc. (Jan.
                                                                    2007-present). Secretary of certain funds in
                                                                    the Fund Complex. Previously, Law Clerk,
                                                                    Idaho State Courts (2003-2006).

Matt Patterson                  Assistant         Since 2006        Vice   President   and   Assistant   General
Year of birth: 1971             Secretary                           Counsel   of   Claymore   Securities,   Inc.
                                                                    (2006-present). Secretary of certain funds
                                                                    in the Fund Complex. Previously, Securities
                                                                    Counsel, Caterpillar Inc. (2004-2006);
                                                                    Associate, Skadden, Arps, Slate, Meagher &
                                                                    Flom LLP (2002-2004).

----------------------
* The business address of each Officer is c/o Claymore Advisors, LLC, 2455 Corporate West Drive, Lisle, Illinois 60532.

** This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

         For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

                                                           AGGREGATE DOLLAR RANGE OF
                                                            EQUITY SECURITIES IN ALL
                            DOLLAR RANGE OF EQUITY            REGISTERED INVESTMENT
                              SECURITIES IN THE               COMPANIES OVERSEEN BY
                         CLAYMORE/S&P GLOBAL DIVIDEND         TRUSTEE IN FAMILY OF
                            OPPORTUNITIES INDEX ETF            INVESTMENT COMPANIES
NAME OF TRUSTEE             (AS OF DECEMBER 31, 2007)      (AS OF DECEMBER 31, 2007)
-------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes                      None                      Over $100,000
Ronald A. Nyberg                       None                      Over $100,000
Ronald E. Toupin                       None                           None

INTERESTED TRUSTEE
Nicholas Dalmaso                       None                           None

         As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

         Messrs. Barnes, Nyberg and Toupin, who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Nominating and Governance Committee. The Nominating and Governance Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating and Governance Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Trust. The Trust does not have a standing compensation committee.

         Messrs. Barnes, Nyberg and Toupin, who are not "interested persons" of the Trust, as defined in the 1940 Act, serve on the Trust's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Trust and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Trust's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Trust's independent registered public accounting firm.

         Remuneration of Trustees and Officers

         The Trust, together with Claymore Exchange-Traded Fund Trust 2, pays each Independent Trustee a fee of $25,000 per year plus $1,000 per Board or committee meeting participated in, together with each Trustee's actual out-of-pocket expenses relating to attendance at such meetings.

         Officers who are employed by the Investment Adviser receive no compensation or expense reimbursements from the Trust.

         The table below shows the compensation that was paid to Trustees for the Fund's fiscal year ended May 31, 2008:

                                                              PENSION OR RETIREMENT
                                AGGREGATE COMPENSATION   BENEFITS ACCRUED AS PART OF     TOTAL COMPENSATION PAID
NAME OF TRUSTEE                         FROM TRUST                FUND EXPENSES               FROM FUND COMPLEX
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Randall C. Barnes                $                        N/A                            $
Ronald A. Nyberg                 $                        N/A                            $
Ronald E. Toupin, Jr.            $                        N/A                            $

INTERESTED TRUSTEE
Nicholas Dalmaso                 N/A                      N/A                            N/A

         The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of the Fund.

         As of the date hereof, no person owned 5% or more of the outstanding shares of the Fund.

         Investment Adviser. The Investment Adviser manages the investment and reinvestment of the Fund's assets and administers the affairs of the Fund to the extent requested by the Board of Trustees.

         Portfolio Manager. Chuck Craig, Managing Director, Research and Development, of Claymore, serves as portfolio manager for the Fund and is responsible for the day-to-day management of the Fund's portfolio.

         Other Accounts Managed by the Portfolio Manager.
         -----------------------------------------------

         As of November 30, 2007, Mr. Craig managed three registered investment companies (two such registered investment companies consisting of a total of 29 separate series) with a total of $1.85 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

         Although the Funds in the Trust that are managed by Mr. Craig may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Investment Adviser does not believe that management of the different Funds of the Trust presents a material conflict of interest for the portfolio manager or the Investment Adviser.

         Portfolio Manager Compensation. The portfolio manager's compensation consists of the following elements:

         Base salary: The portfolio manager is paid a fixed base salary by the Investment Adviser which is set at a level determined to be appropriate based upon the individual's experience and responsibilities.

         Annual bonus: The portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, the portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. The portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser.

         Securities Ownership of the Portfolio Managers. Because the Fund is newly organized, the portfolio manager does not own shares of the Fund.

         Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Investment Adviser and the Trust, the Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below.

-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                        FEE
-------------------------------------------------------------------------- -------------------------------------------
Claymore/S&P Global Dividend Opportunities Index ETF                       0.50% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------

         The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. The Fund's Investment Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, all or a portion of the Fund's licensing fees, offering costs, brokerage commissions, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Investment Adviser have entered into the Expense Reimbursement Agreement in which the Investment Adviser has agreed to waive its management fees and/or pay certain other operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below the expense cap listed below (the "Expense Cap"). For a period of five (5) years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                    EXPENSE CAP
-------------------------------------------------------------------------- -------------------------------------------
Claymore/S&P Global Dividend Opportunities Index ETF                       0.60% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------

---------------------------- ------------------------------ ------------------------------ ---------------------------
FUND                         MANAGEMENT FEES PAID FOR THE   NET  MANAGEMENT  FEES WAIVED   DATE     OF     FUND'S
                             FISCAL  YEAR  ENDED  MAY 31,   FOR THE  FISCAL  YEAR  ENDED   COMMENCEMENT OF OPERATIONS
                             2008                           MAY 31, 2008
---------------------------- ------------------------------ ------------------------------ ---------------------------
Claymore/S&P Global          N/A                            $19,506                        June 25, 2007
Dividend Opportunities
Index ETF
---------------------------- ------------------------------ ------------------------------ ---------------------------

         Under the Investment Advisory Agreement, the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until August 16, 2009, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days written notice to the Investment Adviser, or by the Investment Adviser on 60 days written notice to the Fund.

         Claymore Advisors is located at 2455 Corporate West Drive, Lisle, Illinois 60532.

         Administrator. Claymore Advisors, LLC also serves as the Trust's administrator. Pursuant to an administration agreement, Claymore Advisors provides certain administrative, bookkeeping and accounting services to the Trust. For the services, the Trust pays Claymore Advisors a fee, accrued daily and paid monthly, at the annualized rate of the Trust's average daily net assets as follows:

         First $200,000,000         0.0275%
         Next $300,000,000          0.0200%
         Next $500,000,000          0.0150%
         Over $1 billion            0.0100%

         For the fiscal year ended May 31, 2008, the Trust paid to Claymore a total of $[ ] in fees pursuant to the administration agreement.

         Custodian and Transfer Agent . The Bank of New York Mellon ("BNY"), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Fund pursuant to a Custodian Agreement. As custodian, BNY holds the Fund's assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BNY also serves as transfer agent of the Fund pursuant to a Transfer Agency Agreement. BNY may be reimbursed by the Fund for its out-of-pocket expenses.

         Pursuant to the Custodian Agreement and the Transfer Agency Agreement, each between BNY and the Trust, the Trust has agreed to pay an annual fee for custodial and transfer agency services at the annualized rate of the Trust's average daily net assets as follows:

         First $2 billion           0.0375%
         Over $2 billion            0.0275%

         For the fiscal year ended May 31, 2008, the Trust paid to BNY a total of $[ ] in fees pursuant to the Custodian Agreement and Transfer Agency Agreement.

         Distributor. Claymore Securities, Inc. ("Claymore") is the Distributor of the Fund's Shares. Its principal address is 2455 Corporate West Drive, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         12b-1 Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.

-------------------------------------------------------------------------- -------------------------------------------
                                  FUND                                                        FEE
-------------------------------------------------------------------------- -------------------------------------------
Claymore/S&P Global Dividend Opportunities Index ETF                       0.25% of average daily net assets
-------------------------------------------------------------------------- -------------------------------------------

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Fund's method of distribution. However, no such fee is currently charged to the Fund, and there are no plans in place to impose such a fee. No such fees were paid by the Fund during its fiscal year ended May 31, 2008.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

         The Distribution Agreement for the Fund provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

         Index Providers. Set forth below is a list of the Fund and the Underlying Index upon which it is based.

------------------------------------------------------------ ---------------------------------------------------------
FUND                                                         UNDERLYING INDEX
------------------------------------------------------------ ---------------------------------------------------------
Claymore/S&P Global Dividend Opportunities Index ETF         S&P Global Dividend Opportunities Index
------------------------------------------------------------ ---------------------------------------------------------

         Standard & Poor's and its affiliates ("S&P"), the Fund's index provider is not affiliated with the Claymore/S&P Global Dividend Opportunities Index ETF or with the Investment Adviser. The Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Investment Adviser, which in turn has a licensing agreement with S&P. The Fund reimburses the Investment Adviser for the licensing fee payable to S&P.

         The only relationship that S&P has with the Investment Adviser or Distributor of the Fund in connection with the Fund is that each has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Investment Adviser, Distributor or owners of the Fund. S&P has no obligation to take the specific needs of the Investment Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. S&P is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the net asset value of the Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

         S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUND OR UNDERLYING INDEX. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE INVESTMENT ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF S&P IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             BROKERAGE TRANSACTIONS

         The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

         In seeking to implement the Trust's policies, the Investment Adviser effects transactions with those brokers and dealers that the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Investment Adviser and its affiliates do not currently participate in soft dollar transactions.

         The Investment Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Investment Adviser are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Investment Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

         The aggregate brokerage commissions paid by the Fund since June 25, 2007 (the commencement of operations of the Fund) until the end of the Fund's fiscal year ended May 31, 2008 (as the Fund was in operation for less than a full fiscal year) is $2,197.

                   ADDITIONAL INFORMATION CONCERNING THE TRUST

         The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on May 24, 2006.

         The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of 20 funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

         Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Fund, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

         The Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

         The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

         The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

         Shareholders may make inquiries by writing to the Trust, c/o the Distributor, 2455 Corporate West Drive, Lisle, Illinois 60532.

         [5% SHAREHOLDERS]

         Control Persons. No single person beneficially owns 25% or more of the Fund's voting securities.

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

         Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Investment Adviser. The Investment Adviser engages a third-party proxy service, such as Institutional Shareholder Services or a similar service, to vote all proxies on behalf of the Fund. The Investment Adviser periodically reviews the proxy voting results to ensure that proxies are voted in accordance with the service's guidelines and that proxies are voted in a timely fashion. To avoid any conflicts of interest, the Investment Adviser does not have authority to override the recommendations of the third party service provider, except upon the written authorization of the client directing the Investment Adviser to vote in a specific manner. All overrides shall be approved by the Chief Compliance Officer.

         To the extent that the third party service provider seeks the Investment Adviser's direction on how to vote on any particular matter, the Chief Compliance Officer and Chief Financial Officer shall determine whether any potential conflict of interest is present. If a potential conflict of interest is present, the Investment Adviser shall seek instructions from clients on how to vote that particular item.

         The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund also will be available at no charge upon request by calling 1-888-949-3837 or by writing to Claymore Exchange-Traded Fund Trust at 2455 Corporate West Drive, Lisle, IL 60532. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. The Trust discloses a complete schedule of the Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q and Form N-CSR for the Fund are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and Form N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-5850. The Fund's Form N-Q and Form N-CSR are available without charge, upon request, by calling 1-888-949-3837 or by writing to Claymore Exchange-Traded Fund Trust at 2455 Corporate West Drive, Lisle, IL 60532.

         Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Fund and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Investment Adviser or any affiliated person of the Investment Adviser) in connection with the disclosure of portfolio holdings information of the Fund. The Trust's policy is implemented and overseen by the Chief Compliance Officer of the Fund, subject to the oversight of the Board of Trustees. Periodic reports regarding these procedures will be provided to the Board of Trustees of the Trust. The Board of Trustees of the Trust must approve all material amendments to this policy. The Fund's complete portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of the Fund. The Trust, the Investment Adviser and Claymore will not disseminate non-public information concerning the Trust.

         Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Investment Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

         The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Investment Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by the Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Investment Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of the Fund and will affect the value of all Shares; but the Investment Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Investment Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

         Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A DTC Participant is also referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, (through an Authorized Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders" section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

         Orders for Creation Unit Aggregations . Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders . For the Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the AMEX on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

         The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

         To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Investment Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Investment Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Investment Adviser, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to Claymore regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The Standard Creation/Redemption Transaction Fee for the Fund is $3,000. The Maximum Creation/Redemption Transaction Fee for the Fund is $12,000.

         Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for the Fund are the same as the creation fees set forth above.

         Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

         In connection with taking delivery of shares of Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

         To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which the Investment Adviser may change from time to time, of the value of the missing shares.

         The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

         Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

         Because the Portfolio Securities of the Fund may trade on the relevant exchange(s) on days that the AMEX is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the AMEX, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

         Regular Holidays. The Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (i.e., days on which the national securities exchange is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

         The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Fund, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

         The dates in calendar year 2008 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:


ARGENTINA
--------------
Jan 1         May 1        Nov 6
Mar 20        Jun 6        Dec 24
Mar 21        Jul 9        Dec 25
Mar 31        Aug 18       Dec 31

AUSTRALIA

Jan 1         Mar 21       May 19       Aug 13
Jan 28        Mar 24       Jun 2        Oct 6
Mar 3         Apr 25       Jun 9        Nov 4
Mar 10        May 5        Aug 4        Dec 25
                                        Dec 26

AUSTRIA
--------------
Jan 1         May 12       Dec 24
Mar 21        May 22       Dec 25
Mar 24        Aug 15       Dec 26
May 1         Dec 8        Dec 31

BELGIUM
--------------
Jan 1         May 2        Nov 11
Mar 21        May 17       Dec 25
Mar 24        Jul 21       Dec 26
May 1         Aug 15

BRAZIL
--------------
Jan 1         Mar 21       Jul 9        Dec 31
Jan 25        Apr 21       Nov 20
Feb 4         May 1        Dec 24
Feb 5         May 22       Dec 25

CANADA
--------------
Jan 1         May 21       Sep 3        Dec 26
Jan 2         Jun 25       Oct 8
Feb 19        Jul 2        Nov 12
Apr 6         Aug 6        Dec 25

CHILE
--------------
Jan 1         Aug 15       Dec 25
Mar 21        Sep 18       Dec 31
May 1         Sep 19
May 21        Dec 8

CHINA
--------------
Jan 1         Feb 11       May 7        Oct 6
Jan 21        Feb 12       May 26       Oct 7
Feb 4         Feb 13       Jul 4        Oct 13
Feb 5         May 1        Sep 1        Nov 11
Feb 6         May 2        Oct 1        Nov 27
Feb 7         May 5        Oct 2        Dec 25
Feb 8         May 6        Oct 3

DENMARK
--------------
Jan 1         Apr 18       Dec 24
Mar 20        May 1        Dec 25
Mar 21        May 12       Dec 26
Mar 24        Jun 5        Dec 31

FINLAND
--------------
Jan 1         Jun 20       Dec 31
Mar 21        Dec 24
Mar 24        Dec 25
May 1         Dec 26

FRANCE
--------------
Jan 1         May 8        Dec 25
Mar 21        Jun 14       Dec 26
Mar 24        Aug 15
May 1         Nov 11

GERMANY
--------------
Jan 1         May 1        Oct 3        Dec 31
Feb 4         May 12       Dec 24
Mar 21        May 22       Dec 25
Mar 24        Aug 15       Dec 26

GREECE
--------------
Jan 1         Mar 25       Jun 16       Dec 26
Mar 10        Apr 25       Aug 15
Mar 21        Apr 28       Oct 28
Mar 24        May 1        Dec 25

HONG KONG
--------------
Jan 1         Mar 24       Jul 1        Dec 25
Feb 6         Apr 4        Sep 15       Dec 26
Feb 7         May 1        Oct 1        Dec 31
Feb 8         May 12       Oct 7
Mar 21        Jun 9        Dec 24

INDONESIA
--------------
Jan  1        Apr 7        Sep 29       Dec 25
Jan  10       May 1        Oct 1        Dec 26
Jan  11       May 20       Oct 2        Dec 29
Feb 7         Jul 28       Oct 3        Dec 31
Mar 20        Jul 30       Dec 8
Mar 21        Aug 18       Dec 24

IRELAND
--------------
Jan 1         May 1        Oct 27       Dec 29
Mar 17        May 5        Dec 24
Mar 21        Jun 2        Dec 25
Mar 24        Aug 4        Dec 26

ITALY
--------------
Jan 1         Jun 2        Dec 25
Mar 21        Aug 15       Dec 26
Apr 25        Dec 8        Dec 31
May 1         Dec 24

JAPAN
--------------
Jan 1         Feb 11       Jul 21       Nov 3
Jan 2         Mar 20       Sep 15       Nov 24
Jan 3         Apr 29       Sep 23       Dec 23
Jan 14        May 5        Oct 13       Dec 31

MALAYSIA
--------------
Jan 1         Mar 20       Sep 1        Dec 8
Jan 10        May 1        Oct 1        Dec 25
Feb 1         May 19       Oct 2        Dec 29
Feb 6         May 20       Oct 3
Feb 7         May 30       Oct 27
Feb 8         Jun 7        Oct 28

MEXICO
--------------
Jan 1         Mar 21       Nov 20
Feb 4         May 1        Dec 12
Mar 17        Sep 16       Dec 25
Mar 20        Nov 17

NETHERLANDS
--------------
Jan 1         May 1
Mar 21        May 12
Mar 24        Dec 25
Apr 30        Dec 26

NEW ZEALAND
--------------
Jan 1         Feb 6        Jun 2
Jan 2         Mar 21       Oct 27
Jan 21        Mar 24       Dec 25
Jan 28        Apr 25       Dec 26

NORWAY
--------------
Jan 1         May 1        Dec 26
Mar 20        May 12       Dec 31
Mar 21        Dec 24
Mar 24        Dec 25

PHILIPPINES
--------------
Jan 1         Jun 12       Dec 25
Feb 25        Aug 21       Dec 30
Mar 20        Oct 1        Dec 31
Mar 21        Dec 24

PORTUGAL
--------------
Jan 1         Apr 25       Jun 13       Dec 25
Feb 5         May 1        Dec 1        Dec 26
Mar 21        May 22       Dec 8
Mar 24        Jun 10       Dec 24

SINGAPORE
--------------
Jan 1         May 1        Oct 1        Dec 17
Feb 7         May 19       Oct 27       Dec 25
Feb 8         May 20       Oct 28
Mar 21        Aug 9        Dec 8

SOUTH AFRICA
--------------
Jan 1         May 1        Dec 25
Mar 21        Jun 16       Dec 26
Mar 24        Sep 24
Apr 28        Dec 16

SOUTH KOREA
--------------
Jan 30        Jun 1        Oct 3
Mar 1         Jun 6        Oct 5
May 1         Jul 17       Dec 25
May 5         Aug 15

SPAIN
--------------
Jan 1         Mar 24       Jul 25       Dec 26
Jan 7         May 1        Aug 15
Mar 20        May 2        Dec 8
Mar 21        May 15       Dec 25

SWEDEN
--------------
Jan 1         Jun 6        Dec 26
Mar 21        Jun 20       Dec 31
Mar 24        Dec 24
May 1         Dec 25

SWITZERLAND
--------------
Jan 1         May 1        Sep 11       Dec 31
Jan 2         May 12       Dec 8
Mar 19        May 22       Dec 24
Mar 21        Aug 1        Dec 25
Mar 24        Aug 15       Dec 26

TAIWAN
--------------
Jan 1         Feb 7        Apr 4
Feb 4         Feb 8        May 1
Feb 5         Feb 11       Jun 9
Feb 6         Feb 28       Oct 10

THAILAND

Jan 1         Apr 15       Jul 1        Dec 5
Feb 20        May 1        Jul 18       Dec 10
Apr 7         May 5        Aug 12
Apr 14        May 20       Oct 23

UNITED KINGDOM
--------------
Jan 1         May 26
Mar 21        Aug 25
Mar 24        Dec 25
May 5         Dec 26

UNITED STATES
--------------
Jan 1         May 26       Nov 11
Jan 21        Jul 4        Nov 27
Feb 18        Sep 1        Dec 25
Mar 21        Oct 13

VENEZUELA
--------------
Jan 1         May 1        Aug 18
Feb 4         May 5        Dec 8
Feb 5         May 26       Dec 25
Mar 19        Jun 24
Mar 20        Jul 24


            SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2008


Argentina....................................................        03/17/08         03/25/08             8
                                                                     03/18/08         03/26/08             8
                                                                     03/19/08         03/27/08             8


China........................................................        02/04/08         02/14/08            10
                                                                     02/05/08         02/15/08            10
                                                                     02/06/08         02/18/08            12
                                                                     04/28/08         05/08/08            10
                                                                     04/29/08         05/09/08            10
                                                                     04/30/08         05/12/08            12
                                                                     09/26/08         10/08/08            12
                                                                     09/29/08         10/09/08            10
                                                                     09/30/08         10/10/08            10

Croatia......................................................        12/19/08         12/29/08            10
                                                                     12/22/08         12/30/08             8
                                                                     12/23/08         01/02/09            10

Czech Republic...............................................        12/19/08         12/29/08            10
                                                                     12/22/08         12/30/08             8
                                                                     12/23/08         12/31/08             8

Denmark......................................................        03/17/08         03/25/08             8
                                                                     03/18/08         03/26/08             8
                                                                     03/19/08         03/27/08             8

Finland......................................................        03/17/08         03/25/08             8
                                                                     03/18/08         03/26/08             8
                                                                     03/19/08         03/27/08             8

Indonesia....................................................        09/26/08         10/06/08            10
                                                                     09/29/08         10/07/08             8
                                                                     09/30/08         10/08/08             8

Japan........................................................        12/26/08         01/05/09            10
                                                                     12/29/08         01/06/09             8
                                                                     12/30/08         01/07/09             8

Mexico.......................................................        03/14/08         03/24/08            10

Norway.......................................................        03/17/08         03/25/08             8
                                                                     03/18/08         03/26/08             8
                                                                     03/19/08         03/27/08             8

Philippines..................................................        12/24/08         01/02/09             9

                                       35



            SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2008



Russia.......................................................        12/26/07         01/08/08            13
                                                                     12/27/07         01/09/08            13
                                                                     12/28/07         01/10/08            13


Sweden.......................................................        03/17/08         03/25/08             8
                                                                     03/18/08         03/26/08             8
                                                                     03/19/08         03/27/08             8


Turkey.......................................................        12/04/08         12/12/08             8
                                                                     12/05/08         12/15/08            10

Venezuela....................................................        03/14/08         03/24/08            10
                                                                     03/17/08         03/25/08             8
                                                                     03/18/08         03/26/08             8

                                      TAXES

         The Fund intends to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

         The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

         The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

         As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

         Long-term capital gains tax of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. Thereafter, without further Congressional action, that rate will return to 20%. In addition, some ordinary dividends declared and paid by the Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. The Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, the Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

         The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of the Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders (including undistributed capital gain included in income). Distribution of ordinary income and capital gains may also be subject to state and local taxes.

         Distributions reinvested in additional Shares of the Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.

         Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the U.S. will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the U.S. or
(ii) in the case of an individual shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates. Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. The provisions discussed above relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Fund beginning before January 1, 2008. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations and which may include certain REITs and capital gains distributions from REITs) will generally be subject to U.S. withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a U.S. federal income tax return. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

         Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

         Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

         The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

             FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

         The Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

         In order for the Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to the Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

         The Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The NAV per Share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

         In computing the Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

                            MISCELLANEOUS INFORMATION

         Counsel. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

         Independent Registered Public Accounting Firm. [_______________], serves as the Fund's independent registered public accounting firm. They audit the Fund's financial statements and perform other related audit services.

                              FINANCIAL STATEMENTS

                                    [TO COME]

         Semi-annual statements are furnished to shareholders and annually such statements are audited by the Fund's independent registered public accounting firm.

                            PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)(1) Certificate of Trust.*

(a)(2) Amended and Restated Agreement and Declaration of Trust.** (b) Bylaws of the Trust.**

(c)      Not applicable.

(d)(1) Investment Advisory Agreement between the Trust and Claymore Advisors, LLC.**

(d)(2) Expense Reimbursement Agreement between the Trust and Claymore Advisors, LLC.**

(e)(1)   Distribution Agreement between the Trust and Claymore Securities,
         Inc.**

(e)(2)   Form of Participant Agreement.** (f) Not applicable.

(g)      Form of Custody Agreement between the Trust and The Bank of New York.**

(h)(1)   Administration Agreement between the Trust and Claymore Advisors,
         LLC.**

(h)(2) Form of Transfer Agency Services Agreement between the Trust and The Bank of New York.**

(h)(3) Form of Fund Accounting Agreement between the Trust and the Bank of New York.***

(h)(4) Form of Sub-License Agreement between the Trust and Claymore Advisors, LLC.***

(i)      Opinion and consent of Clifford Chance US LLP.**

(j) Consent of __________, independent registered public accounting firm.****

(k)      Not applicable.

(l)      Not applicable.

(m)      Distribution and Service Plan.*****

(n)      Not applicable.

(o)      Not applicable

(p)      Code of Ethics of the Trust and the Adviser.******

(q)      Powers of attorney.*******

---------------------

* Previously filed as an exhibit to the Trust's Registration Statement on Form N-1A (File Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on May 26, 2006.

** Previously filed as an exhibit to Pre-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A (file Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on September 15, 2006.

*** Previously filed as an exhibit to Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (file Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on December 12, 2006.

****     To be filed by amendment.

***** Previously filed as an exhibit to Post-Effective Amendment No. 41 to the Trust's Registration Statement on Form N-1A (File Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on December 31, 2007.

****** Previously filed as an exhibit to Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File Nos. 333-134551; 811-21906) filed with the Securities and Exchange Commission on February 7, 2008.

******* Previously filed as an exhibit to Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A (file Nos. 333-134551; 811-21906), filed with the Securities and Exchange Commission on June 2, 2008.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Immediately prior to the contemplated public offering of the Fund's Shares, the following persons may be deemed individually to control the Fund or the Trust:

         Claymore Securities, Inc. will be the only shareholder immediately prior to the contemplated public offering of the Fund.

ITEM 25.  INDEMNIFICATION

         Pursuant to Article VI of the Registrant's Agreement and Declaration of Trust, the Trust has agreed to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth therein by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in the Declaration of Trust shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of the Declaration of Trust or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

         Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940
Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

         See "Management" in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27.  PRINCIPAL UNDERWRITERS

         (a)  Claymore Securities, Inc, is the Trust's principal underwriter.

         (b) The following is a list of the executive officers, directors and partners of Claymore Securities, Inc.:

              NAME AND PRINCIPAL
              BUSINESS ADDRESS(1)      POSITIONS AND OFFICES WITH UNDERWRITER
              ------------------------------------------------------------------
              David C. Hooten          Director: Chairman of the Board, Chief
                                       Executive Officer

              Kevin M. Robinson        Senior Managing Director, General Counsel
                                       and Secretary

              Michael J. Rigert        Director: Vice Chairman

              Anthony J. DiLeonardi    Director: Vice Chairman

              Bruce Albelda            Director: Chief Financial Officer

              Anne S. Kochevar         Senior Managing Director, Chief
                                       Compliance Officer

              Christian Magoon         President

              Steven M. Hill           Senior Managing Director

              J. Thomas Futrell        Chief Investment Officer

              Dominick Cogliandro      Chief Operating Officer

               ---------------------

              (1) The principal business address for all listed persons is 2455 Corporate West Drive, Lisle, Illinois 60532.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in part at the office of Claymore Advisors, LLC at 2455 Corporate West Drive, Lisle, Illinois 60532, and in part at the offices of the Transfer Agent at 101 Barclay Street, New York, New York 10286.

ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 30th day of July, 2008.

                                      CLAYMORE EXCHANGE-TRADED FUND TRUST


                                      By:  /s/ J. Thomas Futrell
                                           -------------------------------------
                                           J. Thomas Futrell
                                           Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                SIGNATURES                                       TITLE                                DATE
                    *                       Trustee                                          July 30, 2008
-----------------------------------------
Randall C. Barnes

                    *                       Trustee                                          July 30, 2008
-----------------------------------------
Ronald A. Nyberg

                    *                       Trustee                                          July 30, 2008
-----------------------------------------
Ronald E. Toupin, Jr.

                    *                       Trustee                                          July 30, 2008
-----------------------------------------
Nicholas Dalmaso

                                            Treasurer, Chief Financial Officer               July 30, 2008
/s/ Steven M. Hill                          and Chief Accounting Officer
-----------------------------------------
Steven M. Hill

*/s/ Kevin M. Robinson                                                                       July 30, 2008
----------------------------------------
Kevin M. Robinson
Attorney-In-Fact, pursuant to power of attorney